Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Cash flows from operating activities:
Net Loss	$ (2,409,711)	$ (454,821)	$ (2,947,526)	$ (8,142,823)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation Expense			0	322
Stock-based compensation	358,330	609,272	1,047,685	1,101,286
Noncash interest expense on notes payable	210,569	78,320	377,805	111,059
Issuance of restricted stock for services	52,500	8,625	166,157	94,875
Gain on exercise of warrants and conversion of debt	(142,964)	(224,000)	(386,612)	0
Loss on warrant derivative modification	0	1,924,186	1,032,113	0
Decrease to fair value of derivative	(192,128)	(3,849,448)	(3,536,294)	(4,121,693)
Fair value of derivative liabilities in excess of proceeds			0	7,541,693
Issuance of common stock for services			0	92,500
(Increase) decrease in:
Prepaid expenses and other current assets	(47,200)	11,029	551	(13,779)
Increase (decrease) in:
Accounts payable	(96,146)	28,267	55,929	(138,937)
Accrued expenses and other liabilities	(64,101)	58,650	(49,194)	126,995
Net cash used in operating activities	(2,330,851)	(1,809,920)	(4,239,386)	(3,348,502)
Cash flows from financing activities:
Proceeds from exercise of warrants	40,000	800,000	3,600,000	0
Proceeds from issuance of common stock and warrants			3,015,966	2,624,703
Proceeds from issuance of convertible notes	0	750,000	750,000	0
Proceeds from issuance of notes payable			0	1,000,000
Net cash provided by financing activities	40,000	1,550,000	7,365,966	3,624,703
Net increase in cash	(2,290,851)	(259,920)	3,126,580	276,201
Cash, beginning of period	3,960,100	833,520	833,520	557,319
Cash and cash equivalents, end of period	1,669,249	573,600	3,960,100	833,520
Non-cash financing activities
Issuance of Inducement shares			135,352	0
Conversion of 8% convertible notes and accrued interest to common stock	$ 536,278	$ 0	151,173	0
Reclassification of Series A and C Warrants from derivative liabilities to equity			3,263,753	0
Conversion feature embedded in convertible note			$ 354,988	$ 0